Allowance for Doubtful Accounts - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Receivables [Abstract]
Sales reserve	$ 0.1	$ 0.1